Supplemental disclosure of cash flow information (Tables)	12 Months Ended
Dec. 31, 2021
Supplemental disclosure of cash flow information
Summary of supplemental disclosure of cash flow information

	2021	2020
	$	$
Accounts receivable	(12,372,139)	(2,622,018)
Costs and profits in excess of billings on uncompleted contracts	(3,849,077)	(950,653)
Inventory	(839,352)	—
Investment tax credits receivable	1,015,862	(562,980)
Royalties receivable	(65,845)	(1,060,000)
Deposits	145,379	(1,394,160)
Contract assets	—	(855,592)
Prepaid expenses	39,111	(39,042)
Accounts payable and accrued liabilities	1,953,208	(148,678)
Billings in excess of costs and profits on uncompleted contracts	1,485,969	3,508,315
Income taxes	(99,072)	—
	(12,585,956)	(4,124,808)